Financial Instruments carried at Fair Value - Carrying Value of The Financial Instruments held at Fair Value (Detail) - EUR (€) € in Millions		Jun. 30, 2021	Dec. 31, 2020
Quoted prices in active market (Level 1)
Financial assets held at fair value:
Trading assets	[1]	€ 46,609	€ 44,525
Trading securities, assets	[1]	46,449	44,349
Other trading assets	[1]	160	176
Positive market values from derivative financial instruments	[1]	3,938	4,208
Non-trading financial assets mandatory at fair value through profit and loss	[1]	1,889	2,992
Financial assets designated at fair value through profit or loss	[1]	0	0
Financial assets at fair value through other comprehensive income	[1]	14,639	28,057
Other financial assets at fair value	[1]	72	93
Total financial assets held at fair value	[1]	67,147	79,875
Financial liabilities held at fair value:
Trading liabilities	[1]	45,181	36,699
Trading securities, liabilities	[1]	45,145	36,674
Other trading liabilities	[1]	35	25
Negative market values from derivative financial instruments	[1]	4,756	4,430
Financial liabilities designated at fair value through profit or loss	[1]	0	0
Investment contract liabilities	[1]	0	0
Other financial liabilities at fair value	[1]	16	799
Total financial liabilities held at fair value	[1]	49,952	41,929
Valuation technique observable parameters (Level 2)
Financial assets held at fair value:
Trading assets	[1]	57,694	55,220
Trading securities, assets	[1]	52,616	50,340
Other trading assets	[1]	5,077	4,880
Positive market values from derivative financial instruments	[1]	261,434	330,561
Non-trading financial assets mandatory at fair value through profit and loss	[1]	77,176	68,511
Financial assets designated at fair value through profit or loss	[1]	84	436
Financial assets at fair value through other comprehensive income	[1]	20,295	25,741
Other financial assets at fair value	[1],[2]	6,069	9,238
Total financial assets held at fair value	[1]	422,752	489,707
Financial liabilities held at fair value:
Trading liabilities	[1]	10,864	7,615
Trading securities, liabilities	[1]	10,427	7,206
Other trading liabilities	[1]	437	409
Negative market values from derivative financial instruments	[1]	250,879	315,145
Financial liabilities designated at fair value through profit or loss	[1]	52,043	45,622
Investment contract liabilities	[1]	560	526
Other financial liabilities at fair value	[1],[2]	3,814	3,573
Total financial liabilities held at fair value	[1]	318,160	372,480
Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	[1]	7,817	8,183
Trading securities, assets	[1]	3,666	3,066
Other trading assets	[1]	4,152	5,117
Positive market values from derivative financial instruments	[1]	8,518	8,725
Non-trading financial assets mandatory at fair value through profit and loss	[1]	4,347	4,618
Financial assets designated at fair value through profit or loss	[1]	6	0
Financial assets at fair value through other comprehensive income	[1]	2,252	2,037
Other financial assets at fair value	[1]	4	20
Total financial assets held at fair value	[1]	22,943	23,583
Financial liabilities held at fair value:
Trading liabilities	[1]	76	2
Trading securities, liabilities	[1]	18	2
Other trading liabilities	[1]	58	0
Negative market values from derivative financial instruments	[1]	8,930	8,200
Financial liabilities designated at fair value through profit or loss	[1]	878	960
Investment contract liabilities	[1]	0	0
Other financial liabilities at fair value	[1],[3]	(168)	(294)
Total financial liabilities held at fair value	[1]	€ 9,717	€ 8,867

[1]	Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates” of the Annual Report 2020.
[2]	Predominantly relates to derivatives qualifying for hedge accounting.
[3]	Relates to derivatives, which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.